Management fees	6 Months Ended
Jun. 30, 2017
Management fees [Abstract]
Management fees:
10.      Management fees:
Management fees in the accompanying unaudited interim condensed consolidated statements of operations represent fees incurred by the Company in exchange for certain procurement services provided by Ship Procurement Services S.A.  (“SPS”) at a daily fee of $0.295 per vessel, which for the six-month periods ended June 30, 2016 and 2017 amounted to $3,911 and $3,689, respectively.